Goodwill and impairment of goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 70,010,000	€ 69,557,000	€ 69,813,000
Period of projected cash flow	P16Y
Terminal growth rate	(50.00%)
Discount rate	13.75%	13.72%
Impairment	€ 0
Cell Point Acquisition
Disclosure of detailed information about intangible assets [line items]
Goodwill	62,400,000		62,444,000
AboundBio
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 7,600,000		€ 7,369,000